World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2014

Dates Covered
Collections Period	08/01/14 - 08/31/14
Interest Accrual Period	08/15/14 - 09/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/14	295,599,264.37	19,634
Yield Supplement Overcollateralization Amount at 07/31/14	4,431,649.34	0
Receivables Balance at 07/31/14	300,030,913.71	19,634
Principal Payments	13,939,864.28	589
Defaulted Receivables	600,310.99	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/14	4,111,055.26	0
Pool Balance at 08/31/14	281,379,683.18	19,014

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	4,910,162.97	337
Past Due 61-90 days	1,931,313.19	124
Past Due 91 + days	224,623.75	13
Total	7,066,099.91	474

Total 31+ Delinquent as % Ending Pool Balance	2.51%

Recoveries	418,398.66

Aggregate Net Losses/(Gains) - August 2014	181,912.33

Overcollateralization Target Amount	12,662,085.74
Actual Overcollateralization	12,662,085.74

Weighted Average APR	3.46%
Weighted Average APR, Yield Adjusted	4.52%
Weighted Average Remaining Term	41.21

Flow of Funds	$ Amount

Collections	15,158,545.34
Advances	8,386.66
Investment Earnings on Cash Accounts	2,041.98
Servicing Fee	(250,025.76)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,918,948.22

Distributions of Available Funds
(1) Class A Interest	154,129.78
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	917,614.29
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,662,085.74
(7) Distribution to Certificateholders	1,172,449.64
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,918,948.22

Servicing Fee	250,025.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 08/15/14	282,297,297.47
Principal Paid	13,579,700.03
Note Balance @ 09/15/14	268,717,597.44

Class A-1
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-2
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-3
Note Balance @ 08/15/14	160,440,297.47
Principal Paid	13,579,700.03
Note Balance @ 09/15/14	146,860,597.44
Note Factor @ 09/15/14	83.4435213%

Class A-4
Note Balance @ 08/15/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	107,515,000.00
Note Factor @ 09/15/14	100.0000000%

Class B
Note Balance @ 08/15/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	14,342,000.00
Note Factor @ 09/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	166,798.55
Total Principal Paid	13,579,700.03
Total Paid	13,746,498.58

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	81,557.15
Principal Paid	13,579,700.03
Total Paid to A-3 Holders	13,661,257.18

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2439085
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.8575141
Total Distribution Amount	20.1014226

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4633929
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	77.1573865
Total A-3 Distribution Amount	77.6207794

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	67.57
Noteholders' Principal Distributable Amount	932.43

Account Balances	$ Amount

Advances
Balance as of 07/31/14	52,817.09
Balance as of 08/31/14	61,203.75
Change	8,386.66

Reserve Account
Balance as of 08/15/14	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 09/15/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36